File Nos. 333-90737
                                                                   811-09693
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                             CONSECO ADVANTAGE PLUS
                       CONSECO VARIABLE ANNUITY ACCOUNT H
                       CONSECO VARIABLE INSURANCE COMPANY

                        SUPPLEMENT DATED JULY 11, 2001 to
                          PROSPECTUS DATED MAY 1, 2001

The following supplements certain information contained in your prospectus for the Conseco Advantage Plus fixed and variable annuity:

(1) The following replaces the listing of available investment options in the Pioneer Variable Contracts Trust, Class II Shares:

    PIONEER VARIABLE CONTRACTS TRUST, CLASS II SHARES
    MANAGED BY PIONEER INVESTMENT MANAGEMENT, INC.
       o  Pioneer Fund VCT Portfolio
       o  Pioneer Equity-Income VCT Portfolio
       o  Pioneer Europe VCT Portfolio

(2) In the Fee Table section of the prospectus, the following chart reflects the current insurance charges under Separate Account Annual Expenses:

    SEPARATE ACCOUNT ANNUAL EXPENSES: (See Note 4)
    (as a percentage of average account value)

                                                INSURANCE CHARGES
                                                (COMPRISED OF THE
                                                   MORTALITY AND         TOTAL
                                                   EXPENSE RISK        SEPARATE
                                                    CHARGE AND         ACCOUNT
                                                  ADMINISTRATIVE        ANNUAL
                                                      CHARGE)          EXPENSES
                                                ------------------     --------

    Standard contract (current charge)...........      1.40%            1.40%

    Standard contract (maximum charge)...........      1.65%            1.65%

    Contract with guaranteed minimum
      death benefit (current charge) ............      1.70%            1.70%

    Contract with guaranteed minimum
      death benefit (maximum charge) ............      2.15%            2.15%

    Contract with guaranteed minimum
      death benefit and guaranteed
      minimum income benefit (current charge) ...      2.00%            2.00%

    Contract with guaranteed minimum
      death benefit and guaranteed minimum
      income benefit (maximum charge) ...........      2.65%            2.65%

(3) In Appendix A - Participating Investment Portfolios, the following text replaces the summary of the investment objectives and strategies of Berger Institutional Products Trust:

    BERGER INSTITUTIONAL PRODUCTS TRUST

Berger Institutional  Products Trust is a mutual fund with multiple  portfolios.
     Berger  LLC is the  investment  advisor  for the Berger  IPT--Growth  Fund,
     Berger  IPT--Large  Cap Growth Fund, the Berger  IPT--Small  Company Growth
     Fund, the Berger IPT--New Generation Fund, and the Berger IPT--International Fund. BBOI Worldwide LLC, a joint venture between Berger LLC and the Bank of Ireland Asset Management (U.S.) Limited (BIAM) was the investment advisor for the Berger IPT--International Fund until May 12, 2000, when Berger LLC became the Fund's advisor. Berger LLC has delegated daily management of the Fund to BIAM as sub-adviser. The following companies provide investment management and administrative services to the Funds. Berger LLC serves as investment advisor, sub-advisor or administrator to mutual funds and institutional investors. Berger LLC has been in the investment advisory business for 26 years. When acting as investment advisor, Berger LLC is responsible for managing the investment operations of the Funds. Berger LLC also provides administrative services to the Funds. BIAM serves as investment advisor or sub-advisor to pension and profit-sharing plans and other institutional investors and mutual funds. Bank of Ireland's investment management group was founded in 1966. As sub-advisor, BIAM provides day-to day management of the investment operations of the Berger IPT--International Fund.